Operating Expenses and Cost of Sales (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Operating Expenses and Cost of Sale
	Three months ended June 30		Six months ended June 30
Breakdown by function	2020	2019	2020	2019
Cost of sales	2,375,507	964,555	5,254,229	1,773,727
Selling, marketing and logistics expenses	3,149,807	1,552,309	6,448,997	2,875,375
Administrative, R&D, IT and Project expenses	1,337,544	567,221	2,603,635	1,104,252
Total	6,862,858	3,084,085	14,306,861	5,753,354

Summary of Operating Expenses and Cost of Sale Breakdown by Nature
Breakdown by nature
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Cost of sales	2,375,507	964,555	5,254,229	1,773,727
Raw material/packaging material/resale	1,744,178	813,313	4,365,991	1,485,379
Personnel expenses (Note 27)	174,213	74,565	285,508	145,572
Depreciation and amortization	60,779	14,196	98,639	28,028
Others	396,337	62,481	504,091	114,748

Selling, marketing and logistics expenses	3,149,807	1,552,309	6,448,997	2,875,375
Logistics costs	496,669	172,384	1,063,015	344,782
Personnel expenses (Note 27)	897,081	417,059	1,839,299	805,518
Marketing, sales force and other selling expenses	1,401,336	783,994	2,884,442	1,367,657
Depreciation and amortization	354,721	178,872	662,241	357,418

Administrative, R&D, IT and project expenses	1,337,544	567,221	2,603,635	1,104,252
Investments in innovation	(51,233)	16,397	115,977	33,277
Personnel expenses (Note 27)	573,770	307,175	1,031,894	585,142
Other administrative expenses	526,608	164,329	886,926	334,579
Depreciation and amortization	288,399	79,320	568,838	151,254

Total	6,862,858	3,084,085	14,306,861	5,753,354